Discontinued operations (Details) (CNY)	1 Months Ended		12 Months Ended
	Jul. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations disclosures
Amount due from Baidu received in January 2014		54,280,000	54,280,000
Revenues and (loss) / income from the discontinued operations
Loss from discontinued operations, net of nil tax			(44,322,061)	(30,214,733)
Gain from disposal of discontinued operations, net of nil tax			166,288,268
(Loss) / income from discontinued operations, net of tax			121,966,207	(30,214,733)
Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. (PW Literature)
Discontinued Operations disclosures
Total consideration of discontinued operation		191,500,000
Amount due from Baidu received in January 2014		54,280,000	54,280,000
Amount due from PW Literature, repaid in July 2014	112,745,141
Amount due from PW Literature, to be repaid in December 2015		4,061,115	4,061,115
Revenues and (loss) / income from the discontinued operations
Revenues			44,255,398	27,783,299
Loss from discontinued operations, net of nil tax			(44,322,061)	(30,214,733)
Gain from disposal of discontinued operations, net of nil tax			166,288,268
(Loss) / income from discontinued operations, net of tax			121,966,207	(30,214,733)
Carrying amounts of the major classes of assets and liabilities included as part of a disposal group as of disposal day
Cash and cash equivalents		14,135,057	14,135,057
Accounts receivable, net		4,674,630	4,674,630
Prepayment and other assets		2,183,108	2,183,108
Other non current assets		2,989,932	2,989,932
Total assets		23,982,727	23,982,727
Received in advance		2,219,499	2,219,499
Salary and welfare payable		2,976,912	2,976,912
Payable to Perfect World		120,000,000	120,000,000
Other current liabilities		3,416,741	3,416,741
Total liabilities		128,613,152	128,613,152